AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2021
	Shares	Value
Exchange Traded Funds - 51.6%
iShares Global Infrastructure ETF[1]	14,947	$637,191
iShares iBoxx High Yield Corporate Bond ETF[1,2]	87,005	7,566,825
iShares TIPS Bond ETF	55,701	7,129,171
Materials Select Sector SPDR Fund	8,218	580,519
SPDR FTSE International Government Inflation-Protected Bond ETF[1]	29,089	1,685,708
VanEck Vectors Gold Miners ETF	17,198	593,503
VanEck Vectors Natural Resource ETF	15,270	598,497
Vanguard Global ex-U.S. Real Estate ETF	4,194	222,534
Vanguard Real Estate ETF	23,263	1,976,424

Total Exchange Traded Funds (Cost $20,149,792)		20,990,372

	Notes
Exchange Traded Notes - 10.2%
Barclays PLC, iPath Bloomberg Commodity Index Total Return ETN, 06/12/36*,1	69,134	1,557,589
Deutsche Bank AG, DB Gold Double Long ETN, 02/15/38*	20,415	847,223
Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index Total Return, 10/24/22*,1	339,257	1,743,781

Total Exchange Traded Notes (Cost $3,707,355)		4,148,593

Purchased Options - 0.7%

(See Open Exchange Traded Purchased Options schedule) (Cost $580,225)	274,868

	Principal Amount
Short-Term Investments - 48.1%
Joint Repurchase Agreements - 7.9%[3]
Bank of Montreal, dated 01/29/21, due 02/01/21, 0.060% total to be received $232,164 (collateralized by various U.S. Government Agency Obligations, 1.500% - 4.500%, 01/01/36 - 01/01/51, totaling $236,806)	$232,163	232,163
Citigroup Global Markets, Inc., dated 01/29/21, due 02/01/21, 0.060% total to be received $1,000,005 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.375% - 8.500%, 02/01/23 - 01/01/59, totaling $1,020,000)	1,000,000	1,000,000
	Principal Amount	Value

MUFG Securities America, Inc., dated 01/29/21, due 02/01/21, 0.060% total to be received $1,000,005 (collateralized by various U.S. Government Agency Obligations, 2.000% - 5.000%, 07/01/23 - 01/01/51, totaling $1,020,000)	$1,000,000	$1,000,000
RBC Dominion Securities, Inc., dated 01/29/21, due 02/01/21, 0.060% total to be received $1,000,005 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.625%, 02/18/21 - 01/20/51, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		3,232,163
U.S. Government Obligations - 19.7%
U.S. Treasury Bills, 0.075%, 03/18/21[2,4,5]	5,000,000	4,999,531
U.S. Treasury Bills, 0.071%, 04/22/21[2,5]	3,000,000	2,999,667

Total U.S. Government Obligations		7,999,198

	Shares
Other Investment Companies - 20.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[6]	2,746,852	2,746,852
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[6]	2,746,851	2,746,851
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[6]	2,830,089	2,830,089

Total Other Investment Companies		8,323,792

Total Short-Term Investments (Cost $19,555,013)		19,555,153
Total Investments - 110.6% (Cost $43,992,385)		44,968,986
Derivatives - (1.3)%[7]		(517,550)
Other Assets, less Liabilities - (9.3)%		(3,799,501)
Net Assets - 100.0%		$40,651,935

*	Non-income producing security.
[1]	Some of these securities, amounting to $3,157,259 or 7.8% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[2]	Some or all of these securities were held as collateral for written options as of January 31, 2021, amounting to $6,896,208 or 17.0% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)
[4]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at January 31, 2021, amounted to $2,599,756, or 6.4% of net assets.
[5]	Represents yield to maturity at January 31, 2021.
[6]	Yield shown represents the January 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
[7]	Includes Exchange Traded Written Options and Futures Contracts. Please refer to the Open Written Options and Open Futures Contracts tables for the details.

ETF	Exchange Traded Fund
ETN	Exchange Traded Notes
SPDR	Standard & Poor's Depositary Receipt
TIPS	Treasury Inflation-Protected Securities
Open Exchange Traded Purchased Options
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Cost	Value
EURO STOXX 50 (Put)	2,525	02/19/21	67	$1,691,750	$56,876	$1,382
EURO STOXX 50 (Put)	3,275	04/16/21	21	687,750	16,399	23,751
EURO STOXX 50 (Put)	3,300	03/19/21	20	660,000	14,714	17,160
EURO STOXX 50 (Put)	3,375	03/19/21	24	810,000	15,682	26,038
S&P 500 Index (Put)	2,800	02/19/21	36	10,080,000	299,578	11,880
S&P 500 Index (Put)	3,360	03/19/21	8	2,688,000	59,638	41,360
S&P 500 Index (Put)	3,470	04/16/21	5	1,735,000	37,245	49,440
S&P 500 Index (Put)	3,525	03/19/21	13	4,582,500	80,093	103,857
				Total	$580,225	$274,868
Open Exchange Traded Written Options
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium	Value
EURO STOXX 50 (Call)	3,375	02/19/21	67	$2,261,250	$18,808	$(128,304)
EURO STOXX 50 (Call)	3,800	03/19/21	20	760,000	7,252	(1,820)
EURO STOXX 50 (Call)	3,825	03/19/21	24	918,000	5,556	(1,544)
EURO STOXX 50 (Call)	3,850	04/16/21	21	808,500	6,140	(2,905)
EURO STOXX 50 (Put)	2,350	02/19/21	67	1,574,500	37,472	(813)
EURO STOXX 50 (Put)	3,050	03/19/21	20	610,000	7,355	(8,009)
EURO STOXX 50 (Put)	3,100	04/16/21	21	651,000	10,435	(15,342)
EURO STOXX 50 (Put)	3,225	03/19/21	24	774,000	9,749	(16,339)
S&P 500 Index (Call)	3,770	02/19/21	36	13,572,000	84,542	(219,960)
S&P 500 Index (Call)	3,970	03/19/21	8	3,176,000	21,585	(16,880)
S&P 500 Index (Call)	4,070	03/19/21	13	5,291,000	24,210	(10,660)
S&P 500 Index (Call)	4,120	04/16/21	5	2,060,000	11,847	(8,125)
S&P 500 Index (Put)	2,625	02/19/21	36	9,450,000	208,382	(9,090)
S&P 500 Index (Put)	3,165	03/19/21	8	2,532,000	37,628	(21,440)
S&P 500 Index (Put)	3,300	04/16/21	5	1,650,000	25,306	(36,620)
S&P 500 Index (Put)	3,385	03/19/21	13	4,400,500	54,740	(86,190)
				Total	$571,007	$(584,041)
Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
ASX SPI 200 Index	AUD	14	Long	03/18/21	$1,749,636	$(19,025)

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
Australia 10-Year Bond	AUD	48	Long	03/15/21	$5,351,018	$(35,697)
Canadian 10-Year Bond	CAD	44	Long	03/22/21	5,079,054	(27,970)
EURO STOXX 50	EUR	104	Long	03/19/21	4,389,556	(10,913)
FTSE 100 Index	GBP	13	Long	03/19/21	1,133,018	(19,037)
MINI HSI Index	HKD	23	Long	02/25/21	840,083	(52,877)
MINI TPX Index	JPY	67	Long	03/11/21	1,153,926	18,024
MSCI Emerging Markets Index	USD	55	Long	03/19/21	3,646,775	194,747
Russell 2000® Mini Index	USD	41	Long	03/19/21	4,239,810	341,055
S&P 500 E-Mini Index	USD	75	Long	03/19/21	1,389,450	8,343
S&P/TSX 60 Index	CAD	9	Long	03/18/21	1,440,141	(22,159)
U.K. 10-Year Gilt	GBP	38	Long	03/29/21	6,980,448	(5,769)
US LONG BOND(CBT)	USD	52	Long	03/22/21	8,773,375	(302,231)
					Total	$66,491

CURRENCY ABBREVIATIONS:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	US Dollar

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange Traded Funds†	$20,990,372	—	—	$20,990,372
Exchange Traded Notes†	4,148,593	—	—	4,148,593
Purchased Options
Equity Contracts	274,868	—	—	274,868
Short-Term Investments
Joint Repurchase Agreements	—	$3,232,163	—	3,232,163
U.S. Government Obligations	—	7,999,198	—	7,999,198
Other Investment Companies	8,323,792	—	—	8,323,792
Total Investments in Securities	$33,737,625	$11,231,361	—	$44,968,986
Financial Derivative Instruments - Assets
Equity Futures Contracts	$562,169	—	—	$562,169
Financial Derivative Instruments - Liabilities
Equity Futures Contracts	(124,011)	—	—	(124,011)
Equity Written Options	(584,041)	—	—	(584,041)
Interest Rate Futures Contracts	(371,667)	—	—	(371,667)
Total Financial Derivative Instruments	$(517,550)	—	—	$(517,550)

†	All exchange traded funds and exchange traded notes held in the Fund are level 1 securities. For a detailed listing of these securities, please refer to the Fund’s Schedule of Portfolio Investments.
For the period ended January 31, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$3,157,259	$3,232,163	—	$3,232,163
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.